ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS - Liabilities (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Liabilities:
Warrant liability	$ 4,360,000	$ 2,490,000
Level 3
Liabilities:
Warrant liability	$ 4,360,000	$ 2,490,000